Credit facilities	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Credit facilities

Note 9 Credit facilities

As of June 30, 2026 and December 31, 2025, bank loan consisted of the following:

Bank Name	Nature of Loan	December 31, 2025	June 30, 2026
		HK$’000	HK$’000

Bank of China (Hong Kong)	Revolving loan(1)	3,000	8,000
Total		3,000	8,000

(1)	This loan is a revolving loan up to HK$11,000,000, carries an interest of 1.5% below Hong Kong Dollar prime rate and is collateralized by a Hong Kong property jointly owned by Mr. Li Kin Shing (“Mr. Li”) and his spouse and a personal guarantee from Mr. Li. This loan was first drawn down on October 22, 2018 and has been rolled over for every six-month period. The Company recognized this loan as short-term bank borrowing in its consolidated financial statements. The security charged over the Company’s office premises located in Hong Kong was released since September 29, 2022.

Interest expenses incurred from bank borrowings were HK$206,000 and HK$88,000 for the six months ended June 30, 2025 and 2026, respectively. The interest expense represented the weighted average interest rate of 3.6% and 3.6%, respectively, for the six months ended June 30, 2025 and 2026.